Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Components of the provision for income taxes and the income to which it relates for the years ended December 31, 2013, 2012 and 2011 consist of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Income from continuing operations before income taxes:
Domestic	$43,936	$48,419	$44,199
Foreign	76,256	73,818	62,888
Income from continuing operations before income taxes	$120,192	$122,237	$107,087

Current income taxes:
Federal	$22,468	$17,423	$16,490
Foreign	20,392	19,748	17,304
State and local	781	962	749
Current provision for income taxes	43,641	38,133	34,543

Deferred provision (benefit) for income taxes:
Federal	(799)	3,122	2,540
Foreign	(7,218)	—	—
State and local	89	120	(133)
Total deferred provision (benefit) for income taxes	(7,928)	3,242	2,407

Provision for income taxes	$35,713	$41,375	$36,950

The provision for income taxes related to discontinued operations was a $341,000 benefit, $271,000 benefit and $5,000,000 expense for the years ended December 31, 2013, 2012 and 2011, respectively.

In July 2013, the Company terminated an election to include foreign subsidiaries in its consolidated U.S. federal income tax return and it is the Company's intent to indefinitely reinvest the earnings of these subsidiaries outside the U.S. Accordingly, under current U.S. income tax law, the undistributed earnings of the foreign subsidiaries should not be subject to U.S. federal income tax as of July 2013. The Company recognized an estimated one-time net income tax benefit of approximately $3,979,000 in 2013 related primarily to changes in deferred tax assets and liabilities, net of certain one-time U.S. tax liabilities associated with the termination of the election. The amount of the benefit could be subject to adjustment pending the preparation and filing of the Company's 2013 tax returns during 2014. The cumulative amount of indefinitely reinvested earnings of foreign subsidiaries is $23,485,000 at December 31, 2013. These earnings would be subject to additional U.S. taxes of $1,076,000 if the earnings were repatriated into the U.S. for 2013.

The principal current and non-current deferred tax assets and liabilities consist of the following at December 31, 2013, and 2012 (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Depreciation	$5,841	$—
Cumulative foreign translation adjustment	4,010	3,447
Deferred cost of goods sold deduction	2,507	—
Interest accrual on forfeited pawn loans	1,053	1,365
Deferred compensation	773	—
Allowance for consumer loan losses	427	—
Other	1,091	495
Total deferred tax assets	15,702	5,307

Deferred tax liabilities:
Intangible asset amortization	17,760	15,823
Share-based compensation	918	1,101
Other	807	510
Total deferred tax liabilities	19,485	17,434

Net deferred tax liabilities	$(3,783)	$(12,127)

Reported as:
Current deferred tax assets	$5,044	$1,148
Non-current deferred income tax liabilities	(8,827)	(13,275)
Net deferred tax liabilities	$(3,783)	$(12,127)

The effective rate on income from continuing operations differs from the U.S. federal statutory rate of 35%. The following is a reconciliation of such differences (in thousands):

	Year Ended December 31,
	2013	2012	2011
Tax at the U.S. federal statutory rate	$42,067	$42,783	$37,480
State income taxes, net of federal tax benefit of $273, $337 and $262, respectively	508	625	487
Effect of indefinitely reinvesting foreign earnings	(2,281)	—	—
Tax restructuring	(3,979)	—	—
Additional foreign tax credit claimed from prior periods	—	(778)	—
Other taxes and adjustments, net	(602)	(1,255)	(1,017)
Provision for income taxes	$35,713	$41,375	$36,950
Effective tax rate	29.7%	33.8%	34.5%

The Company reviews the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Interest and penalties related to income tax liabilities that could arise would be classified as interest expense in the Company's consolidated statements of income. There were no such interest or penalties for the fiscal years ended December 31, 2013, 2012 and 2011.

As of December 31, 2013, and 2012, the Company had no unrecognized tax benefits and, therefore, the Company did not have a liability for accrued interest and penalties. The Company does not believe its unrecognized tax benefits will significantly change over the next twelve months.

The Company files federal income tax returns in the United States and Mexico, as well as multiple state and local income tax returns in the United States. During fiscal 2013, the U.S. Internal Revenue Service completed its examination of the Company's U.S. federal income tax returns for the years ended December 31, 2006, 2007, and 2008, which resulted in no adjustments. The Company's U.S. federal returns are not subject to examination for tax years prior to 2010. The Company's state income tax returns are not subject to examination for the tax years prior to 2010 with the exception of three states, which are not subject to examination for tax years prior to 2009. With respect to Mexico, the tax years prior to 2008 are closed to examination.